Derivative Instruments and Hedging Activities - Forward Foreign Exchange Contracts (Details) € in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 MXN ($)	Mar. 31, 2025 HUF (Ft)	Mar. 31, 2025 NZD ($)
Forward exchange contracts | Euro Member Countries, Euro
Derivative [Line Items]
US Dollar Amount or Notional Amount | €		€ 40.7
Derivative Liability, Notional Amount	$ 43.6
Weighted average exchange rate per $1 USD	0.92	0.92	0.92	0.92	0.92	0.92
Forward exchange contracts | Canada, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount			$ 15.5
Derivative Liability, Notional Amount	$ 10.6
Weighted average exchange rate per $1 USD	1.4	1.4	1.4	1.4	1.4	1.4
Forward exchange contracts | Mexico, Pesos
Derivative [Line Items]
US Dollar Amount or Notional Amount				$ 69.5
Derivative Liability, Notional Amount	$ 3.4
Weighted average exchange rate per $1 USD	20.63	20.63	20.63	20.63	20.63	20.63
Forward exchange contracts | Hungary, Forint
Derivative [Line Items]
US Dollar Amount or Notional Amount | Ft					Ft 6,000.0
Derivative Liability, Notional Amount	$ 16.0
Weighted average exchange rate per $1 USD	374	374	374	374	374	374
Forward exchange contracts | New Zealand, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount						$ 6.4
Derivative Liability, Notional Amount	$ 3.9
Weighted average exchange rate per $1 USD	1.66	1.66	1.66	1.66	1.66	1.66
LIONS GATE ENTERTAINMENT CORP [Member] | Euro Member Countries, Euro
Derivative [Line Items]
Weighted average exchange rate per $1 USD	0.92	0.92	0.92	0.92	0.92	0.92
LIONS GATE ENTERTAINMENT CORP [Member] | Canada, Dollars
Derivative [Line Items]
Weighted average exchange rate per $1 USD	1.4	1.4	1.4	1.4	1.4	1.4
LIONS GATE ENTERTAINMENT CORP [Member] | Mexico, Pesos
Derivative [Line Items]
Weighted average exchange rate per $1 USD	20.63	20.63	20.63	20.63	20.63	20.63
LIONS GATE ENTERTAINMENT CORP [Member] | Hungary, Forint
Derivative [Line Items]
Weighted average exchange rate per $1 USD	374	374	374	374	374	374
LIONS GATE ENTERTAINMENT CORP [Member] | New Zealand, Dollars
Derivative [Line Items]
Weighted average exchange rate per $1 USD	1.66	1.66	1.66	1.66	1.66	1.66
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Euro Member Countries, Euro
Derivative [Line Items]
US Dollar Amount or Notional Amount	$ 40.7
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Canada, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount	15.5
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Mexico, Pesos
Derivative [Line Items]
US Dollar Amount or Notional Amount	69.5
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Hungary, Forint
Derivative [Line Items]
US Dollar Amount or Notional Amount	6,000.0
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | New Zealand, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount	6.4
LIONS GATE ENTERTAINMENT CORP [Member] | United States of America, Dollars | Euro Member Countries, Euro
Derivative [Line Items]
US Dollar Amount or Notional Amount	43.6
LIONS GATE ENTERTAINMENT CORP [Member] | United States of America, Dollars | Canada, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount	10.6
LIONS GATE ENTERTAINMENT CORP [Member] | United States of America, Dollars | Mexico, Pesos
Derivative [Line Items]
US Dollar Amount or Notional Amount	3.4
LIONS GATE ENTERTAINMENT CORP [Member] | United States of America, Dollars | Hungary, Forint
Derivative [Line Items]
US Dollar Amount or Notional Amount	16.0
LIONS GATE ENTERTAINMENT CORP [Member] | United States of America, Dollars | New Zealand, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount	$ 3.9